Annual Fund Operating Expenses (Vanguard Extended Duration Treasury Index Fund Institutional)	Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%	0.06%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.10%	0.08%